Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 18,623,926	$ 19,716,856
Less: allowance for credit losses	(1,044,690)	(1,003,514)
Accounts receivable, net	$ 17,579,236	$ 18,713,342